Derivatives and hedge accounting - Notional amounts of hedging instruments (Details) number in Millions	Dec. 31, 2022	Dec. 31, 2021
LIBOR indexed fair value and cash flow hedges | USD
Net Interest Income at Risk [Line Items]
Nominal value	28,316	41,473
WIBOR indexed fair value and cash flow hedges | Polish Zloty
Net Interest Income at Risk [Line Items]
Nominal value	57,774